Loans and Allowance for Credit Losses, Nonaccrual (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Residential Real Estate [Member]
Nonaccrual Loans [Abstract]
Mortgage Loans in Process of Foreclosure, Amount	$ 4,600	$ 6,300
Government Guaranteed Mortgage Loans upon Foreclosure Receivable [Member]
Nonaccrual Loans [Abstract]
Mortgage Loans in Process of Foreclosure, Amount	3,200	4,000
Mortgage loans held for sale, loans held for sale and FVO [Member] | Real estate 1-4 family first mortgage [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans		390
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	6,496	7,646
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total Commercial [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	2,188	2,640
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Commercial and Industrial Loans [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	1,486	1,899
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Commercial Real Estate Mortgage [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	580	628
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Commercial Real Estate Construction [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	32	37
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Lease Financing [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	90	76
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total Consumer [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	4,308	5,006
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Real estate 1-4 family first mortgage [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	3,183	3,732
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Real estate 1-4 family junior lien mortgage [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	945	1,086
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Automobile [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	130	130
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Other revolving credit and installment [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	$ 50	$ 58